As filed with the Securities and Exchange Commission on or about October 31, 2025

Registration Statement File No. 333-255824
Registration Statement File No. 811-08619

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

 REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐  Pre-Effective Amendment No.

☒ Post-Effective Amendment No. 10

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☒ Amendment No. 254

(Check appropriate box or boxes.)

Massachusetts Mutual Variable Annuity Separate Account 4

(Exact Name of Registered Separate Account)

Massachusetts Mutual Life Insurance Company

(Name of Insurance Company)

1295 State Street, Springfield, Massachusetts 01111-0001
(Address of Insurance Company’s Principal Executive Offices)

(413) 788-8411
(Insurance Company’s Telephone Number, including Area Code)

Gary Murtagh

Head of Insurance Product & Operations Law
Massachusetts Mutual Life Insurance Company
1295 State Street
Springfield, Massachusetts 01111-0001
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)

☒	on December 3, 2025 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on __________ pursuant to paragraph (a)(1) of rule 485 under the Securities Act of 1933 (“Securities Act”).

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Check each box that appropriately characterizes the Registrant:

☐	New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)

☐	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))

☐	If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act

☐	Insurance Company relying on Rule 12h-7 under the Exchange Act

☐	Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

Title of Securities Being Registered: Units of Interest in MassMutual EnvisionSM, an Individual Flexible Premium Deferred Variable Annuity Contract.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 9 was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 and Amendment No. 253 was filed under the Investment Company Act of 1940 on September 4, 2025 (collectively, the “Amendments”), and pursuant to Rule 485(a)(1) would have become effective on November 3, 2025. Post-Effective Amendment No. 10 and Amendment No. 254 (collectively, the “Subsequent Amendments”) are being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating December 3, 2025 as the new date upon which the Amendments shall become effective.

PARTS A, B, AND C

The Prospectus dated April 28, 2025, as supplemented, is incorporated into Part A of this Post-Effective Amendment No. 10 by reference to Registrant’s filing under Rule 485(b) as filed on April 25, 2025, April 28, 2025, June 27, 2025, August 15, 2025, September 4, 2025, September 19, 2025, October 6, 2025, and October 17, 2025 and Rule 485(a) as filed on September 4, 2025.

The Statement of Additional Information dated April 28, 2025 is incorporated into Part B of this Post-Effective Amendment No. 10 by reference to Registrant’s filing under Rule 485(b) as filed on April 25, 2025 and Rule 485(a) as filed on September 4, 2025.

The Other Information section is incorporated into Part C of this Post-Effective Amendment No. 10 by reference to Registrant’s filing under Rule 485(a) as filed on September 4, 2025.

SIGNATURES

Pursuant to the requirements of Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wilmington, and the State of North Carolina on this 31st day of October, 2025.

MASSACHUSETTS MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT 4
(Registered Separate Account)

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
(Insurance Company)

By	ROGER W. CRANDALL*
Roger W. Crandall President and Chief Executive Officer (principal executive officer) Massachusetts Mutual Life Insurance Company

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature **	Title	Date
ROGER W. CRANDALL * Roger W. Crandall	Director and Chief Executive Officer (principal executive officer)	October 31, 2025
MARY JANE FORTIN * Mary Jane Fortin	Chief Financial Officer (principal financial officer)	October 31, 2025
GREGORY GIARDIELLO * Gregory Giardiello	Corporate Controller (principal accounting officer)	October 31, 2025
KATHLEEN A. CORBET * Kathleen A. Corbet	Director	October 31, 2025
JAMES H. DEGRAFFENREIDT, JR. * James H. DeGraffenreidt, Jr.	Director	October 31, 2025
ISABELLA D. GOREN * Isabella D. Goren	Director	October 31, 2025
BERNARD A. HARRIS, JR. * Bernard A. Harris, Jr.	Director	October 31, 2025
MICHELLE K. LEE * Michelle K. Lee	Director	October 31, 2025
JEFFREY M. LEIDEN * Jeffrey M. Leiden	Director	October 31, 2025
DAVID H. LONG * David H. Long	Director	October 31, 2025
Michael Thomas Rollings	Director	, 2025
LAURA J. SEN * Laura J. Sen	Director	October 31, 2025
WILLIAM T. SPITZ * William T. Spitz	Director	October 31, 2025
AMY M. STEPNOWSKI * Amy M. Stepnowski	Director	October 31, 2025
H. TODD STITZER * H. Todd Stitzer	Director	October 31, 2025
** MAJORITY OF DIRECTORS
/s/ GARY F. MURTAGH * Gary F. Murtagh Attorney-in-Fact pursuant to Powers of Attorney